SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2014 major-customer	Dec. 31, 2013 major-customer	Dec. 31, 2012 major-customer
Revenue from External Customer [Line Items]
Number of reportable segments	1
Number of operating segments	2
Maximum percentage consolidated operating revenues from individual major customers (in hundredths)		10.00%
Major Customer 1 [Member]
Revenue from External Customer [Line Items]
Number of major customers for revenue purposes	1	0	1
Percent of revenue from single customer (in hundredths)			18.00%
Maximum percentage consolidated operating revenues from individual major customers (in hundredths)	14.00%
Major Customer 2 [Member] [Member]
Revenue from External Customer [Line Items]
Number of major customers for revenue purposes	1
Maximum percentage consolidated operating revenues from individual major customers (in hundredths)	10.00%